Stockholders' Deficit (Details) - Schedule of Stock Options Activity - Stock Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding (in Shares)	16	16
Weighted- Average Exercise Price, Outstanding	$ 220,000	$ 220,000
Weighted- Average Remaining Contractual Term (Years), Outstanding	5 months 19 days	11 months 19 days
Weighted- Average Grant-Date Fair Value, Outstanding
Aggregate Intrinsic Value, Outstanding (in Dollars)